Note 8 - Equity Plans and Related Equity Activities - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expense	$ 487	$ 421	$ 1,883	$ 1,143
Research and Development Expense [Member]
Share-based Payment Arrangement, Expense	97	119	583	292
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 390	$ 302	$ 1,300	$ 851